THE MERGER FUND
                              100 Summit Lake Drive
                               Valhalla, NY 10595



February 9, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:  The Merger Fund (the "Fund")

Dear Ladies and Gentlemen:

     On behalf of the Fund, this letter shall serve as certification under paragraph (j) of Rule 497 of the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of such Rule would not have differed from that contained in the Fund's amendment to its Registration Statement as filed electronically on February 5, 2004.



                                          /s/Bonnie L. Smith
                                          ------------------

                                          Bonnie L. Smith
                                          Vice-President, Secretary & Treasurer